Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
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             Email:  CassidyLaw@aol.com



Telephone: 202/387-5400              Fax:  949/673-4525

                  November 14, 2012

Amanda Ravitz
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Hauge Technology, Inc.
          (f/k/a/ Entree Acquisition Corporation)
          Amendment No. 1 to Form 10
          File No. 000-54720

Dear Ms. Ravitz:

     By this letter the Company responds to the comment letter of the Securities and Exchange Commission dated November 2, 2012.

     1. The representation letter signed by the current registrant is filed herewith.


                              Sincerely,



                              Lee W. Cassidy